INVESTMENT AND OTHER REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Disclosure of Investment and Other Revenue
The components of investment and other revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2023	2022	2021
Investment income	$274	$518	$476
Fee revenue	436	285	255
Interest income	179	88	37
Dividend income	66	114	77
Other	5	—	19
Total investment and other revenue	$960	$1,005	$864